Segment reporting (Tables)	6 Months Ended
Jun. 30, 2023
Segment reporting
Schedule of summarized financial information

Summarized financial information for the six months ended June 30, 2023 is as follows:

2023	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	789,570	245,553	93,993	19,616	—	1,148,732
Segment Adjusted EBITDA	510,327	128,417	66,502	9,050	(75,042)	639,254
Depreciation and amortization (note 6 and 7)						(235,450)
Net gain on disposal of property, plant and equipment (note 7)						566
Insurance claims (note 9)						278
Net impairment of property, plant and equipment and prepaid land rent (note 6)						(5,081)
Impairment of withholding tax receivables (note 7)						(24,604)
Business combination transaction costs (note 7)						(1,486)
Other costs (a)						(4,848)
Share‑based payment expense (note 7)						(6,917)
Finance income (note 10)						13,160
Finance costs (note 11)						(1,542,979)
Other income (note 9)						58
Loss before income tax						(1,168,049)

Additions of property, plant and equipment, right of use assets and intangible assets:
- in the normal course of business	217,165	52,980	99,139	8,812

Segment assets (at June 30, 2023)	1,598,556	1,542,837	2,074,469	178,333
Segment liabilities (at June 30, 2023)	910,389	838,874	633,811	111,541
(a)	Other costs for the six months ended June 30, 2023 included one off consulting fees related to corporate structures and operating systems of $2.8 million, non-recurring consulting services of $1.0 million and non-recurring professional fees related to financing of $0.2 million.

Summarized financial information for the six months ended June 30, 2022 is as follows:

2022	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	641,781	180,530	74,013	17,491	—	913,815
Segment Adjusted EBITDA*	386,717	99,989	53,017	7,788	(63,463)	484,048
Depreciation and amortization (note 6 and 7)						(222,699)
Net loss on disposal of property, plant and equipment (note 7)						(13,784)
Insurance claims (note 9)						1,616
Net reversal of impairment of property, plant and equipment and prepaid land rent (note 6)						1,331
Impairment of withholding tax receivables (note 7)						(27,717)
Business combination transaction costs (note 7)						(14,039)
Other costs (a)						(514)
Share‑based payment expense (note 7)						(5,625)
Finance income (note 10)						45,667
Finance costs (note 11)						(380,902)
Other income (note 9)						2,521
Loss before income tax						(130,097)
Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations*	—	719,219	386,460	—
- in the normal course of business	128,189	52,171	51,126	12,346

Segment assets (at June 30, 2022)*	2,279,885	1,736,548	1,948,501	176,422
Segment liabilities (at June 30, 2022)*	922,197	964,570	599,485	105,967
(a)	Other costs for the six months ended June 30, 2022 included professional costs related to Sarbanes-Oxley (SOX) implementation costs.

*re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the TIM Fiber Acquisition in November 2021, the GTS SP5 Acquisition in March 2022 and the MTN SA Acquisition in May 2022.

Summarized financial information for the three months ended June 30, 2023 is as follows:

2023	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	364,592	123,393	48,344	9,875	—	546,204
Segment Adjusted EBITDA	238,448	62,933	35,330	5,384	(38,385)	303,710
Depreciation and amortization (note 6 and 7)						(116,494)
Net loss on disposal of property, plant and equipment (note 7)						(168)
Insurance claims (note 9)						133
Net impairment of property, plant and equipment and prepaid land rent (note 6)						(935)
Impairment of withholding tax receivables (note 7)						(13,349)
Business combination transaction costs (note 7)						(27)
Other costs (a)						(2,673)
Share‑based payment expense (note 7)						(3,628)
Finance income (note 10)						8,373
Finance costs (note 11)						(1,366,012)
Other income (note 9)						28
Loss before income tax						(1,191,042)

Additions of property, plant and equipment, right of use assets and intangible assets:
- in the normal course of business	137,078	25,209	56,214	5,485

Segment assets (at June 30, 2023)	1,598,556	1,542,837	2,074,469	178,333
Segment liabilities (at June 30, 2023)	910,389	838,874	633,811	111,541
(a)	Other costs for the three months ended June 30, 2023 included one off consulting fees related to corporate structures and operating systems of $1.2 million and non-recurring consulting services of $1.0 million.

Summarized financial information for the three months ended June 30, 2022 is as follows:

2022	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	321,125	94,902	42,780	8,876	—	467,683
Segment Adjusted EBITDA*	183,698	52,990	30,904	4,170	(32,586)	239,176
Depreciation and amortization (note 6 and 7)						(114,859)
Net loss on disposal of property, plant and equipment (note 7)						(13,617)
Insurance claims (note 9)						466
Net reversal of impairment of property, plant and equipment and prepaid land rent (note 6)						3,514
Impairment of withholding tax receivables (note 7)						(12,932)
Business combination transaction costs (note 7)						(5,679)
Share‑based payment expense (note 7)						(2,051)
Finance income (note 10)						3,895
Finance costs (note 11)						(261,886)
Other income (note 9)						2,501
Loss before income tax						(161,472)
Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations*	—	719,219	—	—
- in the normal course of business	72,039	39,254	23,918	7,691

Segment assets (at June 30, 2022)*	2,279,885	1,736,548	1,948,501	176,422
Segment liabilities (at June 30, 2022)*	922,197	964,570	599,485	105,967

*re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the TIM Fiber Acquisition in November 2021, the GTS SP5 Acquisition in March 2022 and the MTN SA Acquisition in May 2022.

Schedule of revenue from tier one customers

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2023	2022	2023	2022
			$’000	$’000

Customer A	61%	62%	59%	62%
Customer B	18%	16%	17%	16%